Net Interest Income	12 Months Ended
Dec. 31, 2025
Net Interest Income [Abstract]
Net Interest Income
7.	Net interest income

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Loans originated by consolidated trust plans
Interest income	15,401,224	9,633,976	7,111,697
Interest expenses	(6,576,219)	(2,784,362)	(1,621,267)

Net interest income from loans originated by consolidated trust plans	8,825,005	6,849,614	5,490,430

Loans originated by financial institutions (a)
Interest income	5,007,555	6,527,925	8,949,246
Interest expenses	(720,432)	(1,066,211)	(1,245,296)

Net interest income from loans originated by financial institutions (a)	4,287,123	5,461,714	7,703,950

Total net interest income	13,112,128	12,311,328	13,194,380

(a)	Financial institutions include Ping An Consumer Finance Co., Ltd., microloan lending companies subsidiaries of the Company and the PAObank.